OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Other Accounts Receivable And Prepaid Expenses
	December 31,
	2020	2019

Prepaid expenses	$2,482	$780
Government authorities	54	35
Other	122	306

	$2,658	$1,121